NOTES PAYABLE - Subscription Agreement, Hanire Purchase Agreement and Discharge Agreement (Details) - USD ($)	Sep. 30, 2025	Aug. 04, 2025
NOTES PAYABLE
Deposit	$ 200,000
Series A convertible debentures
NOTES PAYABLE
Aggregate principal amount	362,067	$ 500,000
Debt issuance costs	$ 10,000